Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Facility Country	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Number of facilities operated	80
Number of countries in which entity operates	29
Swaps maturity date	no swaps have a maturity beyond 2014.
Goodwill	$ 1,610.1	$ 1,610.8	$ 1,607.0
Impairment of goodwill	0	0	0
Net transaction gains (losses)	(26.3)	(5.6)	(11.1)
Morton International, Inc
Significant Accounting Policies [Line Items]
Goodwill	$ 1,200.0
Minimum
Significant Accounting Policies [Line Items]
Percentage of voting right	50.00%
Percentage of investments in affiliated companies	20.00%
Other intangible assets, useful lives	3 years
Maximum
Significant Accounting Policies [Line Items]
Percentage of investments in affiliated companies	50.00%
Other intangible assets, useful lives	25 years